Securities at amortized cost and HTM financial assets_Changes in carrying amount of securities at amortized cost (Details)	6 Months Ended
	Jun. 30, 2018 KRW (₩)
Explanation of changes in gross carrying amount for securities at amortised cost [Line Items]
Beginning balance	₩ 16,749,296,000,000
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit impaired financial assets	0
Acquisition	5,829,462,000,000
Disposal and Redemption	(4,873,896,000,000)
Amortization on the effective interest method	(6,008,000,000)
Other increase (decrease)	8,525,000,000	[1]
Ending balance	17,707,379,000,000
Securities at amortized cost | Stage 1
Explanation of changes in gross carrying amount for securities at amortised cost [Line Items]
Beginning balance	16,749,296,000,000
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit impaired financial assets	0
Acquisition	5,829,462,000,000
Disposal and Redemption	(4,873,896,000,000)
Amortization on the effective interest method	(6,008,000,000)
Other increase (decrease)	8,525,000,000	[1]
Ending balance	17,707,379,000,000
Securities at amortized cost | Stage 2
Explanation of changes in gross carrying amount for securities at amortised cost [Line Items]
Beginning balance	0
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit impaired financial assets	0
Acquisition	0
Disposal and Redemption	0
Amortization on the effective interest method	0
Other increase (decrease)	0
Ending balance	0
Securities at amortized cost | Stage 3
Explanation of changes in gross carrying amount for securities at amortised cost [Line Items]
Beginning balance	0
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit impaired financial assets	0
Acquisition	0
Disposal and Redemption	0
Amortization on the effective interest method	0
Other increase (decrease)	0
Ending balance	₩ 0

[1]	Others consist of foreign currencies translation, etc.